Trade payables and accrued expenses	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables and accrued expenses
Note 12:	Trade payables and accrued expenses

	December 31
	2024	2023

Trade payables	4,096	4,223
Accrued expenses	1,185	1,305
	5,281	5,528